NET INCOME PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net income per share:
Net income attributable to Highway Holdings Limited's shareholders, basic and diluted	$ 527	$ 1,251	$ 1,150
Shares:
Weighted average common shares used in computing basic net income per share	3,801,874	3,801,874	3,786,542
Effect of dilutive securities:
Weighted average shares from assumed exercise of stock options and issuance of common shares			8,259
Weighted average common shares used in computing diluted net income per share	3,801,874	3,801,874	3,794,801
Net income per share, basic (in dollars per share)	$ 0.14	$ 0.33	$ 0.30
Net income per share, diluted (in dollars per share)	$ 0.14	$ 0.33	$ 0.30